SUBSEQUENT EVENTS (Details Narrative)								1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 08, 2022 $ / shares shares	Jul. 02, 2022	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jan. 26, 2022 shares	Nov. 05, 2021 USD ($) $ / shares	Sep. 24, 2021 USD ($) $ / shares	Jul. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) shares	Oct. 01, 2022 $ / shares	Jul. 01, 2022 $ / shares shares	Jun. 01, 2022 $ / shares	May 01, 2022 $ / shares	Mar. 01, 2022 $ / shares	Feb. 01, 2022 $ / shares	Jan. 03, 2022 $ / shares	Dec. 28, 2021 $ / shares	Aug. 03, 2021 $ / shares	Dec. 31, 2020 USD ($) shares	Aug. 31, 2019 $ / shares	Feb. 28, 2013 $ / shares
Subsequent Event [Line Items]
Option Outstanding, Granted | shares											2,291,000		0
Common Stock, Shares, Issued | shares			35,550,034	35,550,034							35,550,034		24,662,904										15,768,725
Repayments of Convertible Debt											$ 265,812
Notes payable			$ 2,656,856	$ 2,656,856							$ 2,656,856		$ 17,189,106										$ 4,245,082
Cash proceeds from issuance of debt													15,900,000
Debt instrument, conversion price | $ / shares			$ 0.06585	$ 0.06585							$ 0.06585
Warrant, exercise price | $ / shares						$ 7.63	$ 7.63									$ 0.46	$ 0.94	$ 0.96	$ 1.58	$ 2.83	$ 4.50			$ 3.04	$ 6.23
Minimum [Member]
Subsequent Event [Line Items]
Warrant, exercise price | $ / shares																						$ 11.50
Maximum [Member]
Subsequent Event [Line Items]
Warrant, exercise price | $ / shares												$ 10.00										$ 10.00
2021 Notes [Member]
Subsequent Event [Line Items]
Convetible debt						$ 10,600,000	$ 5,300,000
Notes payable													$ 16,799,837
Debt instrument, conversion price | $ / shares			$ 5.87	$ 5.87							$ 5.87
Debt maturity date						Aug. 04, 2023	Jun. 23, 2023
2022 Notes [Member]
Subsequent Event [Line Items]
Convetible debt			$ 8,000,000.0	$ 8,000,000.0							$ 8,000,000.0
Notes payable			4,240,000	$ 4,240,000							$ 4,240,000
Cash proceeds from issuance of debt			$ 4,000,000.0
Debt instrument, conversion price | $ / shares			$ 0.5450	$ 0.5450							$ 0.5450
Common stock average price percentage				0.10
Debt conversion description				The Company may elect to pay all or part of the redemption amount in cash with a premium of eight percent or in conversion shares of Common Stock based on a conversion price equal to the lesser of (i) the conversion price and (ii) 92% of the average of the three lowest VWAPs (as defined) during the ten consecutive trading days ending on the trading day that is immediately prior to the applicable redemption date, but in no event may the Company pay the redemption amount in conversion shares of Common Stock unless the conversion price is at least equal to $0.1003 and certain equity conditions are satisfied
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Option Outstanding, Granted | shares											927,358
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares										4,708,525
Repayments of Convertible Debt										$ 6,400,000
Number of shares settlement of share subscription facility								$ 800,000
Payment to Acquire Life Insurance Policy, Investing Activities								$ 400,000
Subsequent Event [Member] | GEM Agreement [Member]
Subsequent Event [Line Items]
Number of shares | shares								921,935
Subsequent Event [Member] | 2021 Notes [Member]
Subsequent Event [Line Items]
Conversion of stock,, shares | shares									2,797,621
Conversion of stock amount									$ 1,100,000
Warrant, exercise price | $ / shares	$ 0.78														$ 0.78
Subsequent Event [Member] | 2022 Notes [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock | shares	4,667,890														4,667,890
Warrant, exercise price | $ / shares	$ 0.7085														$ 0.7085
Percenatge of premium conversion price	30.00%														30.00%
Debt term	5 years	5 years
Debt maturity date	Feb. 07, 2024	Dec. 29, 2023
Debt interest rate	6.00%														6.00%
Original issue discount rate percentage	6.00%														6.00%
Subsequent Event [Member] | 2022 Notes [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, conversion price | $ / shares														$ 0.78
Subsequent Event [Member] | 2022 Notes [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, conversion price | $ / shares														$ 0.35
Omnibus Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares available for future grant | shares					3,000,000
Omnibus Incentive Plan [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Option [Member]
Subsequent Event [Line Items]
Option Outstanding, Granted | shares					1,986,000
Omnibus Incentive Plan [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Option Outstanding, Granted | shares					927,358